SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 14, 2014	Jul. 01, 2014	Apr. 14, 2014	Feb. 17, 2015	Jan. 26, 2015	Apr. 07, 2015	Jan. 21, 2015
Subsequent events
Share-based compensation	$ 2,228,431	$ 2,142,445	$ 2,206,480
Non-vested restricted shares
Subsequent events
Granted (in shares)	2,660,000
Share-based compensation	1,840,614	1,470,677	1,413,789
Non-vested restricted shares | 2009 Share Incentive Plan
Subsequent events
Granted (in shares)				1,600,000
Vesting period				4 years
Percentage of awards vesting on each of the anniversary after the grant date				25.00%
Non-vested restricted shares | 2012 Share Incentive Plan
Subsequent events
Granted (in shares)					60,000	1,000,000
A fraction of awards vesting on the first anniversary after the grant date (as a percent)						25.00%
A fraction of awards vesting on the after the first anniversary after the grant date (as a percent)						75.00%
Vesting period after the first anniversary						36 months
Subsequent event
Subsequent events
Total amount of cash to be distributed for the special dividend							24,600,000
Subsequent event | Ordinary shares
Subsequent events
One-time cash dividend per share								$ 0.0325
Subsequent event | American Depository Shares (ADS)
Subsequent events
One-time cash dividend per share								$ 0.65
Number of ordinary shares represented by each ADS								20
Subsequent event | Non-vested restricted shares | 2012 Share Incentive Plan
Subsequent events
Granted (in shares)										7,000,000
Number of employees to whom awards are granted										4
A fraction of awards vesting on the first anniversary after the grant date (as a percent)										25.00%
A fraction of awards vesting on the after the first anniversary after the grant date (as a percent)										75.00%
Vesting period after the first anniversary										36 months
Share-based compensation									$ 100,000	$ 1,100,000
Vesting period									4 years	4 years
Subsequent event | Employees | Non-vested restricted shares | 2012 Share Incentive Plan
Subsequent events
Granted (in shares)									1,020,000
Number of employees to whom awards are granted									4
Vesting period									4 years
Percentage of awards vesting on each of the anniversary after the grant date									25.00%